Notes payable - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available	$ 3.0	$ 2.8
Federal Reserve Bank Advances [Member]
Debt Disclosure [Line Items]
Line Of Credit Facility Current Borrowing Capacity	$ 3.4	$ 3.1